Finance Leases - Lessee (Details) € in Millions	Dec. 31, 2018 EUR (€)
Telefónica Brazil
Disclosure of finance lease and operating lease by lessee [line items]
Present value	€ 89
Revaluation	85
Pending payment	174
Net assets under finance lease agreements	61
Telefónica Brazil | Within one year
Disclosure of finance lease and operating lease by lessee [line items]
Present value	12
Revaluation	2
Pending payment	14
Telefónica Brazil | From one to five years
Disclosure of finance lease and operating lease by lessee [line items]
Present value	33
Revaluation	14
Pending payment	47
Telefónica Brazil | More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Present value	44
Revaluation	69
Pending payment	113
Telefónica Germany
Disclosure of finance lease and operating lease by lessee [line items]
Present value	30
Revaluation	1
Pending payment	31
Net assets under finance lease agreements	76
Telefónica Germany | Within one year
Disclosure of finance lease and operating lease by lessee [line items]
Present value	8
Revaluation	0
Pending payment	8
Telefónica Germany | From one to five years
Disclosure of finance lease and operating lease by lessee [line items]
Present value	22
Revaluation	1
Pending payment	€ 23